PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the effective tax rate on income and the statutory tax rate
Income Tax Benefit at Federal Rate	$ (8,634,892)	$ (505,820)
State Taxes and Fees	1,435,198	1,464,420
IRS Section 280E Disallowance	1,922,244	914,042
Uncertain Tax Position	420,976	306,115
Change in Valuation Allowance	15,810,756	4,279,589
State Tax Carryforwards	(3,928,330)
Excess Accrual of Prior Year Taxes	(3,425,023)
Interest on Convertible Debt		160,588
Other Permanent Differences	(302,827)	(200,401)
Reported Income Tax Expense	$ 3,298,102	$ 6,418,533